Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income	$ 864,722	$ 2,932,363	$ 3,202,212
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	871,445	644,668	585,835
Allowance for current expected credit losses	52,914	7,296
Amortization of operating lease right-of-use assets	73,422	10,744	115,954
Amortization of intangible assets - land use rights	100,689
Gain on disposals of property and equipment	(339,117)
Reversal of inventory write-down			(3,011)
Deferred tax provision (benefit)	(25,129)	15,602
Changes in operating assets and liabilities:
Accounts receivable	1,155,718	(2,879,161)	(1,842,182)
Notes receivable	57,678	534,838	(308,166)
Inventories	190,141	131,687	(1,461,782)
Prepaid expense and other current assets	(134,308)	165,028	(680,924)
Other non-current assets	2,118	82,236	107,242
Due from related parties	117,210	1,482	(1,485)
Due to related parties	(138,951)	20,726	(57,379)
Accounts payable	(1,557,271)	523,898	1,402,786
Accrued expenses and other payables	(310,147)	255,432	141,578
Income tax payable	(96,217)	46,185	(61,030)
Net cash provided by operating activities	884,917	2,493,024	1,139,648
Cash flows from investing activities
Purchase of property and equipment	(302,393)	(5,100,448)	(1,004,666)
Purchase of intangible assets	(561,395)	(4,431,596)
Prepayments for purchase of Yingxuan Assets	(1,776,529)	(3,624,454)	(2,046,682)
Security deposit received for sales of properties		1,485,906
Proceeds from sale of property and equipment	738,607
Loans made to third parties			(206,784)
Repayments of loans received from third parties			206,784
Loans made to related parties	(351,924)		(904,328)
Repayment of loans received from related parties			904,328
Net cash used in investing activities	(2,253,634)	(11,670,592)	(3,051,348)
Cash flows from financing activities
Proceeds from financing liabilities		135,217	503,782
Payments for financing liabilities	(235,969)	(278,320)	(93,076)
Payments for finance leases	(307,637)	(581,549)	(770,242)
Advances from related parties	4,566,368	1,640,143
Repayments to related parties	(5,127,251)	(1,153,063)
Payments of offering costs	(229,723)	(133,854)	(368,409)
Borrowings from short term loans	1,765,312	6,689,550	5,943,080
Repayments of short term loans	(1,883,941)	(5,878,245)	(4,231,771)
Borrowings from long term loans	4,660,425	10,401,343
Repayments of long term loans	(11,199,141)
Proceeds from initial public offering, net of costs	7,228,964
Proceeds from the underwriter’s option exercised, net of costs	1,144,687
Net cash provided by financing activities	382,094	10,841,222	983,364
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(311,747)	(81,077)	25,689
Net change in cash, cash equivalents and restricted cash	(1,298,370)	1,582,577	(902,647)
Cash, cash equivalents and restricted cash, beginning of the year	2,114,039	531,462	1,434,109
Cash, cash equivalents and restricted cash, end of the year	815,669	2,114,039	531,462
Reconciliation of cash, cash equivalents and restricted cash, beginning of the year
Cash and cash equivalents	2,085,033	484,389	1,434,109
Restricted cash	29,006	47,073
Reconciliation of cash, cash equivalents and restricted cash, end of the year
Cash and cash equivalents	775,686	2,085,033	484,389
Restricted cash	39,983	29,006	47,073
Cash, cash equivalents and restricted cash, beginning of the period	815,669	2,114,039	531,462
Supplemental disclosure of cash flow information:
Cash paid for interest expense	650,803	371,214	313,679
Cash paid for income taxes	374,487	72,524	324,111
Non-cash investing and financing activities
Right-of-use assets obtained in exchange for lease obligations		151,048	1,355,557
Right-of-use assets transferred to property and equipment upon exercise of purchase option	508,617	107,998
Property and equipment acquired on credit as liabilities		189,010	52,163
Property and equipment acquired by prepayments for purchase of Yingxuan Assets		3,447,831	63,019
Purchase of inventories by a related party on behalf of the Company			21,882
Security deposits applied to lease payments			22,872
Proceeds of finance liabilities deducted by security deposits			171,047
Security deposits applied to payments of long-term payable		$ 86,788	$ 34,236